As Filed with the Securities and Exchange Commission on May 17, 2011
File Nos. 333-60789 and 811-08941

SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form N-1A
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933(X)
Pre-Effective Amendment No.__ ☐
Post-Effective Amendment No. 32 ☑
and/or
REGISTRATION STATEMENT UNDER THE INVESTMENT
COMPANY ACT OF 1940 ☑
Amendment No. 35 ☑
THE VANTAGEPOINT FUNDS
(Exact Name of Registrant as Specified in Charter)
777 North Capitol Street, NE Ste 600, Washington, DC 20002-4240
(Address of Principal Executive Offices) (Zip Code)
(202) 962-4600
(Registrant’s Telephone Number, Including Area Code)
Angela Montez, Secretary
777 North Capitol Street, N.E., Ste. 600
Washington, DC 20002
(Name and Address of Agent for Service of Process)
With Copies to:
Kathryn B. McGrath, Esq.
Senior Vice President and General Counsel
ICMA- Retirement Corporation
777 North Capitol Street, N.E. Ste 600
Washington, DC 20002
It is proposed that this filing will become effective (check appropriate box):
☑   immediately upon filing pursuant to paragraph (b) of rule 485
☐   on (May 1, 2010) pursuant to paragraph (b) of rule 485*
☐   60 days after filing pursuant to paragraph (a)(1) of rule 485
☐   on (May 1, 2010) pursuant to paragraph (a)(1) of rule 485
☐   75 days after filing pursuant to paragraph (a)(2) of rule 485
☐   on (date) pursuant to paragraph (a)(2) of rule 485
If appropriate, check the following box:
☐   This post-effective amendment designates a new effective date for a previously-filed post-effective amendment.

TABLE OF CONTENTS

SIGNATURES
Exhibit Index Post-Effective Amendment #32
EXPLANATORY NOTE
The Registrant is filing this Post-Effective Amendment No 32 to the Registration Statement of The Vantagepoint Funds (the “Fund”) is for the sole purpose of submitting the XBRL exhibit for the risk/return summary for each series of the Fund first provided in Post-Effective Amendment No. 31 to the Fund’s registration statement filed on April 27th, 2011.

SIGNATURES
Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant certifies that it meets all of the requirements for effectiveness of this registration statement under Rule 495(b) under the Securities Act of 1933 and has duly caused this Post-Effective Amendment No. 32 to be signed on its behalf by the undersigned, thereunto duly authorized, in Washington, the District of Columbia on the 17th day of May 2011.

THE VANTAGEPOINT FUNDS
/s/ Joan W. McCallen
Joan W. McCallen, President

Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been duly signed below by the following persons in the capacities and on the date indicated.

Signatures	Title	Date

/s/ Joan W. McCallen	President	May 17, 2011
Joan W. McCallen

/s/ Elizabeth S. Glista Elizabeth S. Glista	Treasurer and Chief Financial Officer	May 17, 2011

* N. Anthony Calhoun	Director	May 17, 2011

* Donna Gilding	Director	May 17, 2011

* Arthur Lynch	Director	May 17, 2011

* Timothy M. O’Brien	Director	May 17, 2011

* Robert J. O’Neill, Jr.	Director	May 17, 2011

* Robin L. Wiessmann	Director	May 17, 2011

* Robert A. Rudell	Director	May 17, 2011

*By	/s/ Angela C. Montez
Angela C. Montez
Attorney-in-Fact

Exhibit Index
Post-Effective Amendment #32
All required exhibits are attached as noted on the “Table of Contents”